FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 6.9%
BT Group PLC	1,098,880	$1,731,455
Koninklijke KPN NV	2,064,797	7,111,779
Orange SA	1,039,465	11,831,518
Proximus SADP	133,071	1,250,944
Singapore Telecommunications Ltd.	4,428,400	8,292,129
Swisscom AG, Registered Shares	11,208	6,738,250
Telefonica SA	2,133,343	8,328,216

Total Diversified Telecommunication Services		45,284,291

Wireless Telecommunication Services - 5.0%
SoftBank Corp.	1,426,900	17,808,416
Vodafone Group PLC	16,796,654	14,680,339

Total Wireless Telecommunication Services		32,488,755

TOTAL COMMUNICATION SERVICES		77,773,046

CONSUMER DISCRETIONARY - 12.3%
Automobile Components - 1.3%
Cie Generale des Etablissements Michelin SCA	231,946	8,316,874
Exedy Corp.	28,200	518,874

Total Automobile Components		8,835,748

Automobiles - 8.1%
Bayerische Motoren Werke AG	148,664	16,550,264
Mercedes-Benz Group AG	246,736	17,048,437
Stellantis NV	830,001	19,391,604

Total Automobiles		52,990,305

Broadline Retail - 0.4%
Harvey Norman Holdings Ltd.	801,895	2,298,128

Household Durables - 2.0%
Haseko Corp.	229,700	2,984,895
Taylor Wimpey PLC	4,054,670	7,600,865
Vistry Group PLC	228,710	2,675,061

Total Household Durables		13,260,821

Specialty Retail - 0.5%
JB Hi-Fi Ltd.	94,519	3,420,173

TOTAL CONSUMER DISCRETIONARY		80,805,175

CONSUMER STAPLES - 7.5%
Consumer Staples Distribution & Retail - 0.3%
Kesko oyj, Class B Shares	105,228	2,083,604

Food Products - 0.3%
Orkla ASA	200,316	1,555,079

Tobacco - 6.9%
British American Tobacco PLC	495,357	14,495,663
Imperial Brands PLC	633,545	14,590,088
Japan Tobacco Inc.	623,900	16,130,767

Total Tobacco		45,216,518

TOTAL CONSUMER STAPLES		48,855,201

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	1

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 6.7%
Energy Equipment & Services - 0.2%
SBM Offshore NV	82,160	$1,129,938

Oil, Gas & Consumable Fuels - 6.5%
Eni SpA	982,927	16,664,712
Gibson Energy Inc.	291,806	4,454,766
Hafnia Ltd.	212,743	1,470,559
OMV AG	68,639	3,015,444
Pembina Pipeline Corp.	502,226	17,375,664

Total Oil, Gas & Consumable Fuels		42,981,145

TOTAL ENERGY		44,111,083

FINANCIALS - 21.6%
Banks - 10.9%
ANZ Group Holdings Ltd.	19,714	348,672
Bank of Nova Scotia	320,429	15,673,950
BOC Hong Kong Holdings Ltd.	1,680,904	4,563,608
Canadian Imperial Bank of Commerce	260,165	12,587,993
DBS Group Holdings Ltd.	664,600	16,832,906
Oversea-Chinese Banking Corp. Ltd.	989,800	9,754,681
United Overseas Bank Ltd.	540,700	11,661,675

Total Banks		71,423,485

Insurance - 10.7%
Assicurazioni Generali SpA	403,887	8,523,769
Baloise Holding AG, Registered Shares	15,290	2,394,370
Great-West Lifeco Inc.	431,025	14,336,991
Japan Post Holdings Co. Ltd.	1,782,100	15,921,088
Legal & General Group PLC	664,296	2,126,429
Mapfre SA	465,438	998,986
Poste Italiane SpA	350,705	3,980,600
Power Corp. of Canada	153,732	4,417,492
Zurich Insurance Group AG	32,780	17,121,236

Total Insurance		69,820,961

TOTAL FINANCIALS		141,244,446

HEALTH CARE - 2.6%
Pharmaceuticals - 2.6%
Roche Holding AG	58,283	16,931,258

INDUSTRIALS - 6.5%
Construction & Engineering - 2.6%
ACS Actividades de Construccion y Servicios SA	87,507	3,882,051
Bouygues SA	168,665	6,357,096
Hazama Ando Corp.	112,100	887,385
Koninklijke BAM Groep NV	176,198	470,633
Kumagai Gumi Co. Ltd.	37,100	948,684
NCC AB, Class B Shares	34,781	433,475
Nishimatsu Construction Co. Ltd.	62,100	1,729,356
NRW Holdings Ltd.	336,656	684,558
Okumura Corp.	33,700	1,119,907
Peab AB, Class B Shares	93,857	531,783

Total Construction & Engineering		17,044,928

See Notes to Schedules of Investments.

2	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Electrical Equipment - 0.1%
Nippon Carbon Co. Ltd.	14,000	$435,452

Ground Transportation - 0.2%
ComfortDelGro Corp. Ltd.	1,268,500	1,346,297

Industrial Conglomerates - 0.8%
CK Hutchison Holdings Ltd.	957,204	5,130,144

Machinery - 0.2%
Mitsuboshi Belting Ltd.	53,700	1,670,269

Professional Services - 0.1%
SmartGroup Corp. Ltd.	156,484	931,094

Trading Companies & Distributors - 2.5%
Kanematsu Corp.	78,100	1,143,967
Mitsubishi Corp.	939,000	15,009,480

Total Trading Companies & Distributors		16,153,447

TOTAL INDUSTRIALS		42,711,631

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment, Instruments & Components - 0.7%
Venture Corp. Ltd.	441,700	4,557,302

IT Services - 0.2%
TietoEVRY oyj	44,288	1,053,796

Technology Hardware, Storage & Peripherals - 1.2%
Canon Inc.	313,800	8,057,568

TOTAL INFORMATION TECHNOLOGY		13,668,666

MATERIALS - 11.1%
Chemicals - 0.7%
Tosoh Corp.	345,300	4,411,160

Construction Materials - 2.9%
CSR Ltd.	414,951	1,868,737
Holcim AG	220,244	17,276,194

Total Construction Materials		19,144,931

Containers & Packaging - 0.1%
Transcontinental Inc., Class A Shares	52,682	547,356

Metals & Mining - 6.0%
Acerinox SA	99,174	1,167,283
ARE Holdings Inc.	86,200	1,192,908
BHP Group Ltd.	535,847	18,431,677
Labrador Iron Ore Royalty Corp.	25,374	613,856
Rio Tinto PLC	240,049	17,877,383

Total Metals & Mining		39,283,107

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	3

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Paper & Forest Products - 1.4%
Navigator Co. SA	177,264	$694,750
UPM-Kymmene oyj	222,486	8,370,899

Total Paper & Forest Products		9,065,649

TOTAL MATERIALS		72,452,203

REAL ESTATE - 5.5%
Diversified REITs - 0.6%
Activia Properties Inc.	359	989,300
Hankyu Hanshin REIT Inc.	337	332,267
Heiwa Real Estate REIT Inc.	366	349,437
Hulic REIT Inc.	741	784,205
NTT UD REIT Investment Corp.	1,145	1,012,778
Takara Leben Real Estate Investment Corp.	742	530,526

Total Diversified REITs		3,998,513

Health Care REITs - 0.1%
Cofinimmo SA	7,322	577,501

Industrial REITs - 1.0%
CapitaLand Ascendas REIT	1,842,500	4,232,261
Mapletree Industrial Trust	897,900	1,708,535
SOSiLA Logistics REIT Inc.	428	364,611

Total Industrial REITs		6,305,407

Office REITs - 0.4%
Global One Real Estate Investment Corp.	628	487,772
Ichigo Office REIT Investment Corp.	950	555,930
Japan Prime Realty Investment Corp.	127	315,293
Mirai Corp.	1,118	344,567
Mori Hills REIT Investment Corp.	670	666,293

Total Office REITs		2,369,855

Real Estate Management & Development - 2.8%
Daiwa House Industry Co. Ltd.	322,000	9,757,299
Henderson Land Development Co. Ltd.	410,177	1,263,327
Kerry Properties Ltd.	199,078	364,067
Sun Hung Kai Properties Ltd.	635,693	6,875,063

Total Real Estate Management & Development		18,259,756

Retail REITs - 0.6%
CT Real Estate Investment Trust	39,697	441,044
Frasers Centrepoint Trust	471,400	807,645
Frontier Real Estate Investment Corp.	355	1,090,332
Fukuoka REIT Corp.	289	351,154
SmartCentres Real Estate Investment Trust	84,131	1,588,063

Total Retail REITs		4,278,238

TOTAL REAL ESTATE		35,789,270

UTILITIES - 10.7%
Electric Utilities - 6.9%
CK Infrastructure Holdings Ltd.	242,042	1,339,073
CLP Holdings Ltd.	449,544	3,710,434
Emera Inc.	283,761	10,824,494

See Notes to Schedules of Investments.

4	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Enel SpA		194,242	$1,444,053
Iberdrola SA		1,351,747	17,724,373
Power Assets Holdings Ltd.		394,176	2,284,222
Redeia Corp. SA		196,842	3,242,053
Terna - Rete Elettrica Nazionale SpA		577,500	4,818,965

Total Electric Utilities			45,387,667

Gas Utilities - 0.4%
Italgas SpA		340,822	1,950,214
Rubis SCA		36,897	917,061

Total Gas Utilities			2,867,275

Multi-Utilities - 3.4%
A2A SpA		1,762,518	3,619,409
ACEA SpA		42,260	645,619
Iren SpA		331,098	721,620
National Grid PLC		1,254,186	16,915,705

Total Multi-Utilities			21,902,353

TOTAL UTILITIES			70,157,295

TOTAL COMMON STOCKS (Cost - $585,090,644)			644,499,274

	RATE
PREFERRED STOCKS - 2.6%
CONSUMER DISCRETIONARY - 2.6%
Automobile Components - 0.1%
Schaeffler AG	8.043%	96,472	596,247	(a)

Automobiles - 2.5%
Volkswagen AG	7.835%	134,287	16,584,429	(a)

TOTAL PREFERRED STOCKS (Cost - $18,117,325)			17,180,676

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $603,207,969)			661,679,950

SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,478,616)	5.622%	1,478,616	1,478,616	(b)

TOTAL INVESTMENTS - 101.3% (Cost - $604,686,585)			663,158,566
Liabilities in Excess of Other Assets - (1.3)%			(8,808,640)

TOTAL NET ASSETS - 100.0%			$654,349,926

(a)	The rate shown represents the yield as of December 31, 2023.

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	21	3/24	$2,278,228	$2,365,020	$86,792

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	5

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

At December 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	151,337	CHF	132,246	State Street Bank and Trust Co.	1/9/24	$(5,947)
USD	201,948	CHF	177,093	State Street Bank and Trust Co.	1/9/24	(8,674)
USD	449,299	CHF	389,098	State Street Bank and Trust Co.	1/9/24	(13,466)
USD	1,211,066	CHF	1,046,326	State Street Bank and Trust Co.	1/9/24	(33,359)
USD	59,762,856	CHF	52,064,145	State Street Bank and Trust Co.	1/9/24	(2,158,504)
USD	508,037	EUR	470,647	State Street Bank and Trust Co.	1/9/24	(12,064)
USD	985,511	EUR	914,029	State Street Bank and Trust Co.	1/9/24	(24,562)
USD	1,512,653	EUR	1,384,577	State Street Bank and Trust Co.	1/9/24	(17,412)
USD	4,097,317	EUR	3,722,969	State Street Bank and Trust Co.	1/9/24	(16,852)
USD	197,155,274	EUR	182,094,594	State Street Bank and Trust Co.	1/9/24	(4,073,371)
USD	232,589	GBP	185,094	State Street Bank and Trust Co.	1/9/24	(3,382)
USD	495,628	GBP	395,007	State Street Bank and Trust Co.	1/9/24	(7,955)
USD	688,644	GBP	544,604	State Street Bank and Trust Co.	1/9/24	(5,656)
USD	1,868,952	GBP	1,464,339	State Street Bank and Trust Co.	1/9/24	2,110
USD	91,568,910	GBP	72,644,450	State Street Bank and Trust Co.	1/9/24	(1,043,321)
USD	7,238	NOK	79,424	State Street Bank and Trust Co.	1/9/24	(585)
USD	15,593	NOK	169,528	State Street Bank and Trust Co.	1/9/24	(1,104)
USD	22,405	NOK	233,044	State Street Bank and Trust Co.	1/9/24	(547)
USD	60,002	NOK	627,375	State Street Bank and Trust Co.	1/9/24	(1,788)
USD	2,836,778	NOK	30,779,711	State Street Bank and Trust Co.	1/9/24	(194,751)
USD	2,124	SEK	22,181	State Street Bank and Trust Co.	1/9/24	(78)
USD	5,602	SEK	58,495	State Street Bank and Trust Co.	1/9/24	(205)
USD	6,397	SEK	65,230	State Street Bank and Trust Co.	1/9/24	(79)
USD	17,214	SEK	175,420	State Street Bank and Trust Co.	1/9/24	(199)
USD	869,393	SEK	9,009,915	State Street Bank and Trust Co.	1/9/24	(24,991)
USD	64,843	AUD	98,755	UBS Securities LLC	1/9/24	(2,564)
USD	165,698	AUD	251,482	UBS Securities LLC	1/9/24	(5,956)
USD	194,555	AUD	290,447	UBS Securities LLC	1/9/24	(3,695)
USD	523,732	AUD	781,082	UBS Securities LLC	1/9/24	(9,411)
USD	25,532,322	AUD	38,590,614	UBS Securities LLC	1/9/24	(808,455)
USD	199,801	CAD	271,664	UBS Securities LLC	1/9/24	(6,251)
USD	388,768	CAD	527,805	UBS Securities LLC	1/9/24	(11,563)
USD	596,733	CAD	799,173	UBS Securities LLC	1/9/24	(9,425)
USD	1,601,870	CAD	2,149,214	UBS Securities LLC	1/9/24	(28,269)
USD	77,322,782	CAD	105,053,438	UBS Securities LLC	1/9/24	(2,358,300)
USD	61,345	HKD	479,096	UBS Securities LLC	1/9/24	(24)
USD	138,720	HKD	1,083,323	UBS Securities LLC	1/9/24	(47)
USD	180,769	HKD	1,409,645	UBS Securities LLC	1/9/24	203
USD	485,647	HKD	3,790,599	UBS Securities LLC	1/9/24	96
USD	23,211,456	HKD	181,298,507	UBS Securities LLC	1/9/24	(11,722)
USD	279,249	JPY	40,491,510	UBS Securities LLC	1/9/24	(8,385)
USD	578,150	JPY	83,153,486	UBS Securities LLC	1/9/24	(12,536)
USD	834,811	JPY	119,049,779	UBS Securities LLC	1/9/24	(10,868)
USD	2,266,660	JPY	319,964,520	UBS Securities LLC	1/9/24	(6,231)
USD	110,009,886	JPY	15,691,260,068	UBS Securities LLC	1/9/24	(1,454,141)
USD	142,945	SGD	191,701	UBS Securities LLC	1/9/24	(2,447)
USD	307,249	SGD	411,320	UBS Securities LLC	1/9/24	(4,709)
USD	423,530	SGD	564,026	UBS Securities LLC	1/9/24	(4,245)
USD	1,144,615	SGD	1,516,653	UBS Securities LLC	1/9/24	(5,662)
USD	55,484,220	SGD	74,089,744	UBS Securities LLC	1/9/24	(707,782)

Net unrealized depreciation on open forward foreign currency contracts						$(13,119,131)

See Notes to Schedules of Investments.

6	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	7

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.9%
Verizon Communications Inc.	659,104	$24,848,221

Media - 2.7%
Interpublic Group of Cos. Inc.	326,208	10,647,429
Omnicom Group Inc.	153,701	13,296,673

Total Media		23,944,102

TOTAL COMMUNICATION SERVICES		48,792,323

CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants Inc.	94,783	15,572,847

Household Durables - 0.9%
Garmin Ltd.	64,616	8,305,741

TOTAL CONSUMER DISCRETIONARY		23,878,588

CONSUMER STAPLES - 21.1%
Beverages - 7.5%
Coca-Cola Co.	367,159	21,636,680
Keurig Dr Pepper Inc.	689,268	22,966,409
PepsiCo Inc.	122,476	20,801,324

Total Beverages		65,404,413

Consumer Staples Distribution & Retail - 0.8%
Sysco Corp.	91,268	6,674,429

Food Products - 8.1%
Conagra Brands Inc.	394,457	11,305,138
Flowers Foods Inc.	157,072	3,535,691
General Mills Inc.	313,990	20,453,308
Kellanova	226,022	12,636,890
Kraft Heinz Co.	625,395	23,127,107

Total Food Products		71,058,134

Household Products - 2.1%
Kimberly-Clark Corp.	145,557	17,686,631
Reynolds Consumer Products Inc.	28,357	761,102

Total Household Products		18,447,733

Tobacco - 2.6%
Philip Morris International Inc.	226,673	21,325,396
Universal Corp.	11,078	745,771
Vector Group Ltd.	52,404	591,117

Total Tobacco		22,662,284

TOTAL CONSUMER STAPLES		184,246,993

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
DT Midstream Inc.	53,954	2,956,679

See Notes to Schedules of Investments.

8	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 13.0%
Banks - 10.9%
Associated Banc-Corp.	149,995	$3,208,393
Atlantic Union Bankshares Corp.	39,747	1,452,355
Bank of Hawaii Corp.	19,701	1,427,534
Brookline Bancorp Inc.	45,013	491,092
Community Bank System Inc.	31,515	1,642,247
CVB Financial Corp.	106,400	2,148,216
Eagle Bancorp Inc.	29,683	894,646
First Commonwealth Financial Corp.	46,140	712,402
First Financial Bancorp	28,052	666,235
First Hawaiian Inc.	86,245	1,971,561
First Interstate BancSystem Inc., Class A Shares	68,681	2,111,941
First Merchants Corp.	16,832	624,131
FNB Corp.	214,714	2,956,612
Fulton Financial Corp.	113,912	1,874,992
Hope Bancorp Inc.	76,366	922,501
Independent Bank Group Inc.	23,552	1,198,326
NBT Bancorp Inc.	18,760	786,232
New York Community Bancorp Inc.	903,339	9,241,158
Northwest Bancshares Inc.	54,136	675,617
Old National Bancorp	188,278	3,180,015
Park National Corp.	4,207	558,942
PNC Financial Services Group Inc.	93,348	14,454,938
Preferred Bank	6,999	511,277
Prosperity Bancshares Inc.	70,813	4,796,164
Provident Financial Services Inc.	47,243	851,791
Sandy Spring Bancorp Inc.	23,051	627,909
Simmons First National Corp., Class A Shares	49,178	975,692
Towne Bank	19,640	584,486
United Bankshares Inc.	71,659	2,690,795
US Bancorp	598,174	25,888,971
Valley National Bancorp	376,254	4,086,118
WesBanco Inc.	16,178	507,504
Westamerica BanCorp	11,511	649,335

Total Banks		95,370,128

Capital Markets - 0.1%
Cohen & Steers Inc.	8,768	664,001

Insurance - 1.4%
CNA Financial Corp.	18,234	771,480
Fidelity National Financial Inc.	125,625	6,409,387
Old Republic International Corp.	150,484	4,424,230

Total Insurance		11,605,097

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Ladder Capital Corp.	54,455	626,777
Starwood Property Trust Inc.	228,724	4,807,778

Total Mortgage Real Estate Investment Trusts (REITs)		5,434,555

TOTAL FINANCIALS		113,073,781

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	9

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 6.6%
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	349,064	$17,910,474
Johnson & Johnson	141,052	22,108,490
Pfizer Inc.	614,420	17,689,152

TOTAL HEALTH CARE		57,708,116

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.3%
Lockheed Martin Corp.	44,484	20,161,928

Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	115,505	18,160,851

Machinery - 2.1%
Cummins Inc.	76,564	18,342,438

Professional Services - 1.5%
Paychex Inc.	109,149	13,000,737

Trading Companies & Distributors - 2.4%
Fastenal Co.	281,202	18,213,454
MSC Industrial Direct Co. Inc., Class A Shares	31,267	3,166,096

Total Trading Companies & Distributors		21,379,550

TOTAL INDUSTRIALS		91,045,504

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 2.1%
Cisco Systems Inc.	369,076	18,645,720

MATERIALS - 1.0%
Containers & Packaging - 1.0%
Packaging Corp. of America	51,364	8,367,709

REAL ESTATE - 15.2%
Diversified REITs - 1.2%
American Assets Trust Inc.	34,244	770,832
Broadstone Net Lease Inc.	86,618	1,491,562
WP Carey Inc.	125,136	8,110,064

Total Diversified REITs		10,372,458

Health Care REITs - 1.5%
CareTrust REIT Inc.	56,019	1,253,705
Healthcare Realty Trust Inc.	220,311	3,795,959
LTC Properties Inc.	20,669	663,888
Medical Properties Trust Inc.	1,051,187	5,161,328
Physicians Realty Trust	174,898	2,327,893

Total Health Care REITs		13,202,773

Industrial REITs - 0.6%
LXP Industrial Trust	128,797	1,277,666
STAG Industrial Inc.	101,110	3,969,579

Total Industrial REITs		5,247,245

See Notes to Schedules of Investments.

10	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Office REITs - 0.9%
Brandywine Realty Trust	204,388	$1,103,695
COPT Defense Properties	66,300	1,699,269
Easterly Government Properties Inc.	84,877	1,140,747
Highwoods Properties Inc.	102,830	2,360,977
NET Lease Office Properties	8,340	154,123
Office Properties Income Trust	90,963	665,849
Piedmont Office Realty Trust Inc., Class A Shares	134,000	952,740

Total Office REITs		8,077,400

Residential REITs - 1.1%
Essex Property Trust Inc.	37,465	9,289,072

Retail REITs - 5.6%
Agree Realty Corp.	86,595	5,451,155
Getty Realty Corp.	29,889	873,357
Kimco Realty Corp.	376,843	8,030,524
NETSTREIT Corp.	65,255	1,164,802
NNN REIT Inc.	129,746	5,592,053
Realty Income Corp.	397,589	22,829,560
Retail Opportunity Investments Corp.	80,045	1,123,031
Spirit Realty Capital Inc.	78,266	3,419,442

Total Retail REITs		48,483,924

Specialized REITs - 4.3%
Crown Castle Inc.	148,107	17,060,445
CubeSmart	141,657	6,565,802
Four Corners Property Trust Inc.	43,896	1,110,569
Gaming and Leisure Properties Inc.	154,243	7,611,892
National Storage Affiliates Trust	62,379	2,586,857
Uniti Group Inc.	223,865	1,293,940
VICI Properties Inc.	55,134	1,757,672

Total Specialized REITs		37,987,177

TOTAL REAL ESTATE		132,660,049

UTILITIES - 21.3%
Electric Utilities - 14.9%
ALLETE Inc.	28,838	1,763,732
Alliant Energy Corp.	140,411	7,203,084
American Electric Power Co. Inc.	258,597	21,003,248
Entergy Corp.	129,776	13,132,034
Evergy Inc.	140,582	7,338,381
Eversource Energy	166,730	10,290,576
Exelon Corp.	505,990	18,165,041
Hawaiian Electric Industries Inc.	37,265	528,791
OGE Energy Corp.	109,467	3,823,682
Pinnacle West Capital Corp.	70,167	5,040,797
Portland General Electric Co.	79,989	3,466,723
Southern Co.	319,226	22,384,127
Xcel Energy Inc.	253,855	15,716,163

Total Electric Utilities		129,856,379

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	11

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Gas Utilities - 0.3%
Northwest Natural Holding Co.		16,880	$657,307
Spire Inc.		28,429	1,772,264

Total Gas Utilities			2,429,571

Multi-Utilities - 6.1%
Avista Corp.		66,513	2,377,175
Black Hills Corp.		48,677	2,626,124
Consolidated Edison Inc.		161,502	14,691,837
DTE Energy Co.		116,326	12,826,105
NiSource Inc.		338,072	8,975,811
Northwestern Energy Group Inc.		33,018	1,680,286
WEC Energy Group Inc.		119,152	10,029,024

Total Multi-Utilities			53,206,362

TOTAL UTILITIES			185,492,312

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $898,501,048)			866,867,774

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $8,390,196)	5.622%	8,390,196	8,390,196	(a)

TOTAL INVESTMENTS - 100.3% (Cost - $906,891,244)			875,257,970
Liabilities in Excess of Other Assets - (0.3)%			(2,545,793)

TOTAL NET ASSETS - 100.0%			$872,712,177

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	13	3/24	$3,074,030	$3,133,000	$58,970

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

12	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the QS International Low Volatility High Dividend Hedged Index and QS Low Volatility High Dividend Index, respectively (together, the “Indices”). The QS International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The QS Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc., the Funds’ subadviser.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	13

Notes to Schedules of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

14	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

Notes to Schedules of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

International Low Volatility High Dividend Index ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$644,499,274	—	—	$644,499,274
Preferred Stocks	17,180,676	—	—	17,180,676

Total Long-Term Investments	661,679,950	—	—	661,679,950

Short-Term Investments†	1,478,616	—	—	1,478,616

Total Investments	$663,158,566	—	—	$663,158,566

Other Financial Instruments:
Futures Contracts††	$86,792	—	—	$86,792
Forward Foreign Currency Contracts††	—	$2,409	—	2,409

Total Other Financial Instruments	$86,792	$2,409	—	$89,201

Total	$663,245,358	$2,409	—	$663,247,767

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$13,121,540	—	$13,121,540

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

U.S. Low Volatility High Dividend Index ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$866,867,774	—	—	$866,867,774
Short-Term Investments†	8,390,196	—	—	8,390,196

Total Investments	$875,257,970	—	—	$875,257,970

Other Financial Instruments:
Futures Contracts††	$58,970	—	—	$58,970

Total	$875,316,940	—	—	$875,316,940

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	15